Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance at Dec. 31, 2020	$ 9,980				$ 3,719	$ 1,739	$ 5,458	$ 5,211			$ (8)	$ (681)	$ (689)
Statement [LineItems]
Net earnings	6,104							6,104
Dividends declared on shares			$ (1)	$ (400)					$ (1)	$ (400)
Other comprehensive loss	50							96			19	(65)	(46)
Shares issued under Dividend Reinvestment Plan ("DRIP")	12				12		12
Total comprehensive income (loss)	6,154							6,200			19	(65)	(46)
Stock compensation plans	32				84	(52)	32
Balance at Jun. 30, 2021	15,777				3,815	1,687	5,502	11,010			11	(746)	(735)
Balance at Dec. 31, 2021	13,834	[1]			3,813	1,683	5,496	9,149			25	(836)	(811)
Statement [LineItems]
Net earnings	892							892
Dividends declared on shares			$ (1)	$ (433)					$ (1)	$ (433)
Other comprehensive loss	(343)							(66)			(16)	(261)	(277)
Shares issued under Dividend Reinvestment Plan ("DRIP")	14				14		14
Total comprehensive income (loss)	549							826			(16)	(261)	(277)
Repurchases of common shares (see note 16)	(223)				(18)		(18)	(205)
Automatic share purchase plan (see note 16)	(400)				(30)		(30)	(370)
Stock compensation plans	13				107	(94)	13
Balance at Jun. 30, 2022	$ 13,353				$ 3,886	$ 1,589	$ 5,475	$ 8,966			$ 9	$ (1,097)	$ (1,088)

[1]	Amounts have been reclassified to reflect the current presentation.